Long-Term Deposits (Details) - Schedule of Long-Term Deposits - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Long-Term Deposits [Abstract]
Rental deposits	$ 100,741	$ 127,303
Prepayments for equipment		2,544
Long-term deposits	$ 100,741	$ 129,847